Summary of Significant Accounting Policies - Schedule of Spot Exchange Rates and Average Exchange Rates (Details)	Sep. 30, 2024	Sep. 30, 2023
US Exchange Rate
Period-end RMB	7.0176	7.296
Period average RMB	7.2023	7.1287